RELATED PARTY INFORMATION - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
EXOR N.V.
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.20%
IVECO-OTO MELARA Societa Consortile
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 141	$ 160
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 271	$ 261